REGISTRATION NOs. 2-89971

                                          811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 64	X

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	X
AMENDMENT NO. 65	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

LESLI MCLINDEN, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ X ]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

This Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 2-89971) is being filed solely to update exhibits to the Registrant’s Post-Effective Amendment No. 62 to its Registration Statement that was previously filed on April 29, 2016 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) (SEC Accession No. 0001193125-16-568894), as supplemented by the Registrant’s filings pursuant to Rule 497(e) under the Securities Act made on June 16, 2016, June 30, 2016, August 19, 2016, October 7, 2016, October 11, 2016, December 9, 2016 and December 20, 2016. Accordingly, this Post-Effective Amendment No. 64 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 64 does not modify any other part of the Registrant’s Post-Effective Amendment No. 62 to its Registration Statement. This Post-Effective Amendment No. 64 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registrant’s Post-Effective Amendment No. 62 to its Registration Statement, as supplemented, are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983	EX-99.B1 to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993	EX-99.B1(a) to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February 11, 1999	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May 4, 2001	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January 31, 2003	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February 7, 2003	Exhibit A(2) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February 2, 2007	Exhibit (a)1(g) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(h)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007	Exhibit (a)1(h) to Form N-1A Post-Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007	Exhibit (a)1(i) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008	Exhibit (a)1(j) to Form N-1A Post-Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

C–1

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(k)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 2010.	Exhibit (a)1(k) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(a)1(l)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 15, 2013	Exhibit (a)1(1) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(m)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 5, 2013	Exhibit (a)1(m) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(n)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on March 10, 2015	Exhibit (a)1(n) to Form N-1A Post-Effective Amendment No. 58 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2015
(a)1(o)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 1, 2016	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(a)1(p)	Certificate of Correction filed with the State of Maryland on July 27, 2015	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(b)1(a)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004	Exhibit (b)1(j) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006	Exhibit (b)1(k) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 2008	Exhibit (b)1(l) to Form N-1A Post-Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 16, 2011	Exhibit (b)1(m) to Form N-1A Post-Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(b)1(e)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated December 31, 2014	Exhibit (b)1(e) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015
(b)1(f)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 19, 2015	Exhibit (b)1(f) to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 16, 2016	Filed herewith
(d)1(a)	Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012	Exhibit (d)1(i) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)1(b)	Amended Exhibit A to the Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012, as amended November 15, 2013	Exhibit (d)1(j) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013

C–2

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(a)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated August 9, 2012	Exhibit (d)2(dd) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)2(b)(1)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Management Company (on behalf of the Domestic Equity Portfolio) dated August 9, 2012	Exhibit (d)2(ee) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)2(b)(2)	Assignment and Assumption of Investment Sub-Advisory Agreement between Delaware Management Company and Delaware Investments Fund Advisers (on behalf of the Domestic Equity Portfolio) dated August 8, 2013	Exhibit (d)2(rr) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(b)(3)	Restated Investment Advisory Agreement between Mason Street Advisors, LLC and Delaware Investments Fund Advisers (on behalf of the Domestic Equity Portfolio) dated August 8, 2013	Exhibit (d)2(ss) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(c)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value, Equity Income and Short-Term Bond Portfolio) dated November 30, 2016	Filed herewith
(d)2(d)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 30, 2016	Filed herewith
(d)2(e)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Loomis, Sayles & Company, L.P. (on behalf of the Focused Appreciation Portfolio) dated May 13, 2015	Exhibit (d)2(i) to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(d)2(f)	Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated May 11, 2016	Filed herewith
(d)2(g)(1)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Massachusetts Financial Services Company (on behalf of the Research International Core and Emerging Markets Equity Portfolios) dated May 9, 2013	Exhibit (d)2(ll) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013

C–3

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(g)(2)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Massachusetts Financial Services Company (on behalf of the Research International Core and Emerging Markets Equity Portfolios) dated May 11, 2016	Filed herewith
(d)2(h)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated May 9, 2013	Exhibit (d)2(mm) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(i)(1)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and The Boston Company Asset Management, LLC (on behalf of the Growth Stock Portfolio) dated May 9, 2013	Exhibit (d)2(nn) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(i)(2)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and The Boston Company Asset Management, LLC (on behalf of the Growth Stock Portfolio) dated January 1, 2017	Filed herewith
(d)2(j)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fayez Sarofim & Co. (on behalf of the Large Cap Core Stock Portfolio) dated May 9, 2013	Exhibit (d)2(oo) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(k)(1)	Assignment and Assumption of Investment Sub-Advisory Agreement between William Blair & Company, L.L.C. and William Blair Investment Management, LLC (on behalf of the Mid Cap Growth Stock Portfolio) dated October 1, 2015	Exhibit (d)2(p) to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(d)2(k)(2)	Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and William Blair Investment Management, LLC (on behalf of the Mid Cap Growth Stock Portfolio) dated February 18, 2016	Exhibit (d)2(q) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(d)2(l)(1)	Assignment and Assumption of Investment Sub-Advisory Agreement between Wellington Management Company, LLP and Wellington Management Company LLP (on behalf of the Small Cap Growth Stock Portfolio) dated December 31, 2014	Exhibit (d)2(p) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February, 20, 2015
(d)2(l)(2)	Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Small Cap Growth Stock Portfolio) dated February 26, 2015	Exhibit (d)2(r) to Form N-1A Post-Effective Amendment No. 58 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2015

C–4

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(m)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, LLC (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August 8, 2013	Exhibit (d)2(uu) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(d)2(n)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 30, 2016	Filed herewith
(d)2(o)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wells Capital Management, Inc. (on behalf of the Select Bond Portfolio) dated November 30, 2016	Filed herewith
(d)2(p)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Federated Investment Management Company (on behalf of the High Yield Bond Portfolio) dated August 6, 2014	Exhibit (d)2(s) to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(g)1(a)	Form of Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio and the Small Cap Growth Stock Portfolio) and The Chase Manhattan Bank	Exhibit G(8)(a) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(g)1(b)	Form of amendment to domestic Custodian Agreement between The Chase Manhattan Bank and Northwestern Mutual Series Fund, Inc. (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Asset Allocation Portfolio and the Domestic Equity Portfolio)	Exhibit G(1) to Form N-1A Post-Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(g)1(c)	Amendment No. 1 to Domestic Custody Agreement between JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, and Northwestern Mutual Series Fund, Inc. dated August 6, 2009	Exhibit (g)1(c) to Form N-1A Post-Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(g)1(d)	Second Amendment to Domestic Custody Agreement between JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, and Northwestern Mutual Series Fund, Inc. dated June 11, 2010.	Exhibit (g)1(d) to Form N-1A Post-Effective Amendment No. 53 for Northwestern Mutual Series Fund, Inc. filed on February 21, 2014
(g)1(e)	Third Amendment to Domestic Custody Agreement between JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, and Northwestern Mutual Series Fund, Inc. (on behalf of Select Bond Portfolio and Balanced Portfolio) dated September 25, 2014	Exhibit (g)1(e) to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014

C–5

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)1(f)	Global Custody Rider to Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. and JPMorgan Chase Bank, N.A., as successor in interest to The Chase Manhattan Bank, (on behalf of the Large Company Value Portfolio, Equity Income Portfolio, Mid Cap Value Portfolio, Small Cap Value Portfolio and Inflation Protection Portfolio) effective October 14, 2009	Exhibit (g)1(d) to Form N-1A Post-Effective Amendment No. 38 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2010
(g)1(g)	First Amendment to the Global Custody Rider to Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. and JPMorgan Chase Bank, N.A. dated June 11, 2010	Exhibit (g)1(f) to Form N-1A Post-Effective Amendment No. 53 for Northwestern Mutual Series Fund, Inc. filed on February 21, 2014
(g)1(h)	Fifth Amendment to the Global Custody Rider to Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. and JPMorgan Chase Bank, N.A. dated August 8, 2013	Exhibit (g)1(g) to Form N-1A Post-Effective Amendment No. 53 for Northwestern Mutual Series Fund, Inc. filed on February 21, 2014
(g)1(i)	Sixth Amendment to the Global Custody Rider to Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. and JPMorgan Chase Bank, N.A. (on behalf of Select Bond Portfolio, Short-Term Bond Portfolio and High Yield Bond Portfolio) dated September 25, 2014	Exhibit (g)1(i) to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(g)2(a)	Foreign Custodian Agreement Between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated March 31, 1997	Exhibit (g)3(a) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)2(b)	Form of amendment to foreign Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc.	Exhibit G(3) to Form N-1A Post-Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(g)2(c)	Amendment to the Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated May 1, 2003	Exhibit (g)3(c) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)2(d)	Appendix A to the Custodian Agreement between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co. dated as of October 31, 2014	Exhibit (g)2(d) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015

C–6

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)2(e)	Foreign Custody Manager Delegation Agreement and Appendix “A” thereto, between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co., dated March 31, 1997	Exhibit (h)3(a) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)2(f)	Form of amendment to Delegation Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio)	Exhibit H(1) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(g)2(g)	Appendix A to the Foreign Custody Manager Delegation Agreement between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co. dated as of October 31, 2014	Exhibit (g)2(g) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015
(g)2(h)	Class Actions Services Agreement between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co. dated August 22, 2012	Exhibit (g)3(i) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(g)2(i)	Schedule 1 to the Class Action Services Agreement between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co. dated as of October 31, 2014	Exhibit (g)2(i) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015
(h)1(a)	License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999	Exhibit H(9) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)	Form of License Agreement between Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 600 Stock Portfolio), dated April 27, 2007	Exhibit (h)1(b) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)(1)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated April 4, 2016	Exhibit (h)2(a) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(h)2(a)(2)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated May 12, 2016	Filed herewith
(h)2(a)(3)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated December 1, 2016	Filed herewith
(h)2(b)	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated March 7, 2016	Exhibit (h)2(b) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016

C–7

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)2(c)	Amended Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Money Market Portfolio dated August 18, 2014	Exhibit (h)2(e) to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(i)	Opinion and Consent of Counsel	Exhibit (i) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(j)	Consent of Independent Registered Public Accounting Firm	Exhibit (j) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(l)1(a)	Subscription Agreement, dated April 23, 2003	Exhibit L to Form N-1A Post-Effective Amendment No. 24 for Northwestern Mutual Series Fund, Inc. filed on May 1, 2003
(l)1(b)	Subscription Agreement, dated April 25, 2007	Exhibit (l)1(b) to Form N-1A Post-Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(p)1	Personal Trading Policy Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated June 30, 2015	Exhibit (p)1 to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(p)2	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective June 3, 2013	Exhibit (p)1(h) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)3	Franklin Templeton Investments Code of Ethics revised May 2012	Exhibit (p)5(h) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)4	American Century Investments Code of Ethics revised in 2011	Exhibit (p)7(c) to Form N-1A Post-Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)5	MFS Investment Management Code of Ethics effective September 19, 2014	Exhibit (p)6 to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February, 20, 2015
(p)6	PIMCO Code of Ethics effective January 2013	Exhibit (p)9(d) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)7	Delaware Investments Code of Ethics effective January 1, 2013	Exhibit (p)11(b) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)8	Fiduciary Management, Inc. Code of Ethics effective October 31, 2009	Exhibit (p)12(a) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(p)9(a)	The Bank of New York Mellon Corporation Code of Conduct (parent to The Boston Company Asset Management, LLC) effective March 2012	Exhibit (p)13(a) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)9(b)	The Bank of New York Mellon Corporation Personal Securities Trading Policy (parent to The Boston Company Asset Management, LLC) effective May 29, 2012	Exhibit (p)13(b) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013

C–8

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)10(a)	Fayez Sarofim & Co. Code of Ethics – Supervised Persons effective June 14, 2012	Exhibit (p)14(a) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)10(b)	Fayez Sarofim & Co. Code of Ethics – Non-Employees effective March 31, 2012	Exhibit (p)14(b) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)11	William Blair Investment Management, LLC Code of Ethics effective July 1, 2015	Exhibit (p)11 to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(p)12	Wellington Management Company LLP Code of Ethics effective January 1, 2015	Exhibit (p)13 to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February, 20, 2015
(p)13	BlackRock Advisors, LLC Code of Business Conduct and Ethics effective July 21, 2014	Exhibit (p)14 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)14	BlackRock Advisors, LLC Personal Trading Policy effective October 1, 2014	Exhibit (p)15 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)15	Wells Capital Management, Inc. Joint Code of Ethics and Policy on Personal Securities Transactions and Trading on Insider Information effective April 24, 2014	Exhibit (p)16 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)16	Federated Investment Management Company Code of Business Conduct and Ethics effective July 25, 2013	Exhibit (p)17 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)17	Federated Investment Management Company Code of Ethics for Access Persons effective September 30, 2012	Exhibit (p)18 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)18	Loomis, Sayles & Company, L.P. Code of Ethics as amended June 2, 2015	Exhibit (p)18 to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)19	Loomis, Sayles & Company, L.P. Identifying and Managing Conflicts of Interest Policies and Procedures effective May 2015	Exhibit (p)19 to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)20	FIAM LLC Code of Ethics for Personal Investing effective February 23, 2016	Exhibit (p)20 to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(q)	Power of Attorney	Exhibit (q) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016

Item 29.	Persons Controlled by or under Common Control with Registrant

Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts created pursuant to Wisconsin insurance laws. The separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such

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accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant’s shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts directly control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote any shares of the Registrant that are held as general assets in the same proportions as the shares for which voting instructions are received.

The subsidiaries of Northwestern Mutual, as of April 1, 2016, as well as their jurisdiction of incorporation and Northwestern Mutual’s direct or indirect ownership percentage, are set forth below.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2016)

Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
All Other Subsidiaries
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, L.P. (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00

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Legal Entity Name	Domestic Jurisdiction	Owner %
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
LearnVest Inc. (2)	Delaware	100.00
LearnVest Planning Services, LLC(2)	Delaware	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Planning, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00

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Legal Entity Name	Domestic Jurisdiction	Owner %
Northwestern Mutual Capital Strategic Equity Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Perimeter Place Master Condominium Association, Inc.(2)	Georgia	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Promenade at Clifton LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2015, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio,

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Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 30.	Indemnification

Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. In addition to indemnification pursuant to the Registrant’s by-laws, the Registrant’s directors may in certain circumstances be eligible for indemnification by Northwestern Mutual. Pursuant to action by the Northwestern Mutual trustees, and in accordance with the by-laws of Northwestern Mutual, indemnification by Northwestern Mutual is extended to directors of the Registrant against all reasonable expenses in a successful defense in a proceeding, and liability incurred in a proceeding to which such person was a party because he or she is or was a director of the Registrant. Indemnification is not available if liability was incurred because the director breached or failed to perform a duty owed to Registrant and the breach or failure to perform constituted any of the following: (a) a willful failure to deal fairly with Registrant or its stockholders in connection with a matter in which the director has a material conflict of interest; (b) a violation of criminal law unless the director had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (c) a transaction in which the director derived an improper personal benefit; or (d) willful misconduct. Determination of rights to such indemnification is pursuant to the procedures set forth in Northwestern Mutual’s by-laws. The directors are covered under a directors and officers liability insurance policy in the name of the Series Fund. It is in the amount of $25 million ($15 million primary layer and a $10 million secondary layer), with a $500,000 deductible. The cost of the insurance is paid by the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.	Business and Other Connections of Investment Adviser

Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, also provides investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual.

Information regarding the business and other connections of each sub-adviser, and its officers and directors is set forth in each sub-adviser’s current Form ADV filed with the Securities and Exchange Commission. The chart below sets forth each sub-adviser and their respective SEC file number.

Sub-adviser	SEC Number
American Century Investment Management, Inc.	801-8174
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
Pacific Investment Management Company LLC	801-48187
Templeton Investment Counsel, LLC	801-15125
Fiduciary Management, Inc.	801-15146
Delaware Management Company, a Series of Delaware Management Business Trust	801-32108
The Boston Company Asset Management, LLC	801-6829
Fayez Sarofim & Co.	801-1725

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Sub-adviser	SEC Number
William Blair Investment Management, LLC	801-80640
Wellington Management Company LLP	801-15908
Wells Capital Management, Inc.	801-64341
Federated Investment Management Company	801-34612
BlackRock Advisors, LLC	801-47710
Loomis, Sayles & Company, L.P.	801-107
FIAM LLC	801-63658

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110 and J.P. Morgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, relating to their respective functions as custodians.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 22nd day of December, 2016.

NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)

By:	/s/ KATE M. FLEMING
Kate M. Fleming, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ KATE M. FLEMING Kate M. Fleming	President and Principal Executive Officer	December 22, 2016

/s/ TODD M. JONES Todd M. Jones	Vice President, Chief Financial Officer and Treasurer	December 22, 2016

/s/ BARBARA E. COURTNEY Barbara E. Courtney	Controller and Chief Accounting Officer	December 22, 2016

/s/ MIRIAM M. ALLISON* Miriam M. Allison	Director	December 22, 2016

/s/ ROBERT H. HUFFMAN III* Robert H. Huffman III	Director	December 22, 2016

/s/ MICHAEL G. SMITH* Michael G. Smith	Director	December 22, 2016

/s/ CHRISTY L. BROWN* Christy L. Brown	Director	December 22, 2016

/s/ GAIL L. HANSON* Gail L. Hanson	Director	December 22, 2016

/s/ RONALD P. JOELSON Ronald P. Joelson	Director	December 22, 2016

*By	/s/ KATE M. FLEMING
Kate M. Fleming, Attorney in Fact,
pursuant to the Power of Attorney filed as Exhibit (q) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016

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EXHIBIT INDEX

Exhibit No.	Exhibit
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 16, 2016
(d)2(c)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value, Equity Income and Short-Term Bond Portfolio) dated November 30, 2016

(d)2(d)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 30, 2016

(d)2(f)	Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated May 11, 2016
(d)2(g)(2)

Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Massachusetts Financial Services Company (on behalf of the Research International Core and Emerging Markets Equity Portfolios) dated May 11, 2016

(d)2(i)(2)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and The Boston Company Asset Management, LLC (on behalf of the Growth Stock Portfolio) dated January 1, 2017
(d)2(n)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 30, 2016
(d)2(o)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wells Capital Management, Inc. (on behalf of the Select Bond Portfolio) dated November 30, 2016
(h)2(a)(2)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated May 12, 2016
(h)2(a)(3)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated December 1, 2016

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